Investor A C Institutional and Class R [Member] N-1A Cover	Apr. 30, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	BlackRock Global Allocation Fund, Inc.
Entity Central Index Key	0000834237
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Prospectus Date	Aug. 28, 2026